Supplement Dated September 14, 2007

to the Prospectus of each Fund listed below:

BlackRock Basic Value Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Natural Resources Trust

BlackRock Global Financial Services Fund, Inc.
BlackRock Equity Dividend Fund

BlackRock Bond Fund, Inc.

BlackRock Bond Fund

BlackRock High Income Fund

BlackRock Developing Capital Markets Fund, Inc.

BlackRock Eurofund
BlackRock Fundamental growth Fund, INC.

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global SmallCap Fund, Inc.

BlackRock Technology Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Latin America Fund, Inc.

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

BlackRock Municipal Insured Fund

BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund

BlackRock Municipal Series Trust

BlackRock Intermediate Municipal Fund

BlackRock Pacific Fund, Inc.

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Focus Twenty Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Core Fund

BlackRock California Municipal Series Trust

BlackRock California Insured Municipal Bond Fund

BlackRock Focus Value Fund, Inc.

BlackRock Multi-State Municipal Series Trust

BlackRock Florida Municipal Bond Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock World Income Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Short-Term Bond Series, Inc.

BlackRock Short-Term Bond Fund

BlackRock International value trust

BlackRock International Value Fund

BlackRock Series, Inc.

BlackRock Small Cap Growth Fund II

BlackRock International Fund

BlackRock commodity strategies fund
FDP Series, Inc.

Marsico Growth FDP Fund

MFS Research International FDP Fund
Franklin Templeton Total Return FDP Fund
Van Kampen Value FDP Fund

Effective December 3, 2007, the Prospectus of each Fund listed above is amended as follows:

In the last paragraph of the section entitled “Your Account – Pricing of Shares-Investor A Shares-Initial Sales Charge Option” the discussion of the Reinstatement Privilege is amended to delete the first sentence and replace it with the following sentence:

      If you redeem any class of shares (other than Investor C, C1, C2 and Class R, as applicable) and within 60 days buy new Investor A shares of the SAME Fund, you will not pay a sales charge on the new purchase amount.

Code # BRPRO-SUPRPC0907